Acquisition of Thinking Tree Spirits - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - Thinking Tree Spirits, Inc - USD ($)	Dec. 31, 2024	Mar. 31, 2024
Assets:
Inventory	$ 143,423
Other Current Assets/(Liabilities), net	(3,068)
Property and Equipment	127,600
Goodwill	589,870
Total Assets	1,297,825
Liabilities:
Accounts Payable and Other Current Liabilities	42,739
SBA Loan	389,875
Other Non-Current Liabilities	17,449
Total Liabilities	450,063
Total Purchase Consideration	847,762	$ 847,762
Thinking Tree Trade Name [Member]
Assets:
Intangible Asset	250,000
Thinking Tree Customer Relationships [Member]
Assets:
Intangible Asset	$ 190,000